Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2024
Document Effective Date	May 10, 2024
Prospectus Date	Oct. 27, 2023